Calculation of Loss Per Share (Detail)	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to ordinary shareholders before accretion on redeemable noncontrolling interest	¥ (118,165,850)	$ (18,161,759)	¥ (593,781,589)	¥ (304,828,354)
Accretion on redeemable noncontrolling interest	(57,126,233)	(8,780,141)	(82,890,188)	(79,805,706)
Net loss attributable to ordinary shareholders	¥ (175,292,083)	$ (26,941,900)	¥ (676,671,777)	¥ (384,634,060)
Denominator:
Denominator for basic and diluted loss per share - weighted-average shares outstanding	33,426,448	33,426,448	23,874,102	23,235,848
Loss per share - Basic and diluted | (per share)	¥ (5.24)	$ (0.81)	¥ (28.34)	¥ (16.55)